Summary of Significant Accounting Policies (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property and Equipment, Net	Depreciation and amortization is computed using the straight-line method over their estimated useful lives as follows:
Asset Classification	Estimated Useful Life
Equipment	5 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of useful life or lease term